Right-of-use asset and lease liability (Details 5) R$ in Thousands	Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Commitments from leases and rentals	R$ 316,151
Not Later Than One Year One [Member]
IfrsStatementLineItems [Line Items]
Commitments from leases and rentals	11,050
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Commitments from leases and rentals	47,613
Later than five years [member]
IfrsStatementLineItems [Line Items]
Commitments from leases and rentals	R$ 257,488